                               AIM BALANCED FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                       Supplement dated February 4, 2000
                      to the Prospectus dated May 3, 1999,
                           as revised October 5, 1999


At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group (the trust), on behalf of AIM Balanced Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

-        A new advisory agreement between the trust and A I M Advisors, Inc.
         (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

- Changing the fund's investment objective and making it non-fundamental. The investment objective of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read: "The fund's investment objective is to achieve as high a total return as possible, consistent with the preservation of capital."

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

                           AIM GLOBAL UTILITIES FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                       Supplement dated February 4, 2000
                      to the Prospectus dated May 3,1999,
                          as revised November 23, 1999


At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group (the trust), on behalf of AIM Global Utilities Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

-        A new advisory agreement between the trust and A I M Advisors, Inc.
         (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

-        Changing the fund's investment objective and making it non-fundamental.
         The investment objective of the fund would be changed so that the primary investment objective is total return, and by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read:
         The fund's investment objective is to achieve a high total return."

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

                              AIM HIGH YIELD FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                       Supplement dated February 4, 2000
                      to the Prospectus dated May 3,1999,
                        as supplemented October 15, 1999

This supplement supersedes and replaces in its entirety the supplement dated October 15, 1999.

At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group (the trust), on behalf of AIM High Yield Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

- An Agreement and Plan of Reorganization which provides for the reorganization of the fund into a new series portfolio of AIM Investment Securities Funds having the same investment objective and policies;

-        A new advisory agreement between the trust and A I M Advisors, Inc.
         (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future); and

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information.

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

In addition, the Board of Trustees of the trust approved on February 3, 2000 a change to the fund's investment objective. The change would delete references to the types of securities that the fund will purchase to achieve its objective. Pursuant to this change, the fund's investment objective will read:
"The fund's investment objective is to achieve a high level of current income." This change will become effective on or about May 26, 2000.

The following replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "The fund seeks to meet this objective by investing at least 65% of the value of its assets in lower-quality debt securities, i.e., "junk bonds." The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or deemed by the portfolio managers to be of comparable quality. The fund will invest at least 80% of its total assets in debt securities, including convertible debt securities and/or cash or cash equivalents. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities."

The following replaces in its entirety the fourth full paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the
Prospectus:

         "In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective."

The following new section is added immediately after the section entitled "SHAREHOLDER INFORMATION--REDEEMING SHARES--REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE" on Page A-4 of the
Prospectus:

    "REDEMPTION OF CLASS B SHARES OR CLASS C SHARES ACQUIRED BY EXCHANGE FROM AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

    We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares."

The following replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION-EXCHANGING SHARES-PERMITTED EXCHANGES" on Page A-6 of the Prospectus:

       "Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange. "

A new paragraph (5) is added under the heading "SHAREHOLDER
INFORMATION-EXCHANGING SHARES-PERMITTED EXCHANGES-YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:" on Page A-6 of the Prospectus, and the new paragraph
(5) reads as follows:

    "(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares."

The following replaces in its entirety the information appearing under the heading "SHAREHOLDER INFORMATION--EXCHANGING SHARES-EXCHANGE CONDITIONS" on page A-6 of the prospectus:

    "The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o   Shares must have been held for at least one day prior to the exchange;

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

o You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund."

                                AIM INCOME FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                       Supplement dated February 4, 2000
                      to the Prospectus dated May 3,1999,
                           as revised October 7, 1999


At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group (the trust), on behalf of AIM Income Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

- An Agreement and Plan of Reorganization which provides for the reorganization of the fund into a new series portfolio of AIM Investment Securities Funds having the same investment objective and policies;

-        A new advisory agreement between the trust and A I M Advisors, Inc.
         (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

- Changing the fund's investment objective and making it non-fundamental. The investment objective of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read: "The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal."

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

                      AIM INTERMEDIATE GOVERNMENT FUND

                    CLASS A, CLASS B AND CLASS C SHARES

                     Supplement dated February 4, 2000
                    to the Prospectus dated May 3,1999,
                      as supplemented October 1, 1999

This supplement supersedes and replaces in its entirety the supplement dated October 1, 1999.

At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group (the trust), on behalf of AIM Intermediate Government Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

- An Agreement and Plan of Reorganization which provides for the reorganization of the fund into a new series portfolio of AIM Investment Securities Funds having the same investment objective and policies;

- A new advisory agreement between the company and A I M Advisors, Inc. (AIM). The principal changes to the advisory agreement are
           (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

- Changing the fund's investment objective and making it non-fundamental. The investment objective of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read: "The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal."

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

Effective October 1, 1999, the following replaced in its entirety the fourth full paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

        "In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT-PORTFOLIO MANAGERS" on page 4 of the Prospectus:

        "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

o Laurie F. Brignac, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

o Karen Dunn Kelley, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994."

The following new section is added immediately after the section entitled "SHAREHOLDER INFORMATION-REDEEMING SHARES-REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE" on Page A-4 of the
Prospectus:

    "REDEMPTION OF CLASS B SHARES OR CLASS C SHARES ACQUIRED BY EXCHANGE
           FROM AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

        We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares."

The following replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION-EXCHANGING SHARES-PERMITTED EXCHANGES" on Page A-6 of the Prospectus:

        "Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange. "

A new paragraph (5) is added under the heading "SHAREHOLDER
INFORMATION-EXCHANGING SHARES-PERMITTED EXCHANGES-YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:" on Page A-6 of the Prospectus, and the new paragraph (5) reads as follows:

        "(5)AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares."

The following replaces in its entirety the information appearing under the heading "SHAREHOLDER INFORMATION-EXCHANGING SHARES-EXCHANGE CONDITIONS" on page A-6 of the prospectus:

        "The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate
      Form W-8 or W-9);

o Shares must have been held for at least one day prior to the exchange;

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

o You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

                             AIM MONEY MARKET FUND

              AIM CASH RESERVE SHARES, CLASS B AND CLASS C SHARES

                       Supplement dated February 4, 2000
                      to the Prospectus dated May 3, 1999,
                          as revised November 24, 1999


At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group (the trust), on behalf of AIM Money Market Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

- An Agreement and Plan of Reorganization which provides for the reorganization of the fund into a new series portfolio of AIM Investment Securities Funds having the same investment objective and policies;

-        A new advisory agreement between the trust and A I M Advisors, Inc.
         (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

- Changing the fund's investment objective so that it is non-fundamental. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders.

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

                            AIM MUNICIPAL BOND FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                       Supplement dated February 4, 2000
                      to the Prospectus dated May 3, 1999


At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group (the trust), on behalf of AIM Municipal Bond Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

- An Agreement and Plan of Reorganization which provides for the reorganization of the fund into a new series portfolio of AIM Investment Securities Funds having the same investment objective and policies;

-        A new advisory agreement between the trust and A I M Advisors, Inc.
         (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

-        Changing the fund's investment objective and making it non-fundamental.
         The investment objective of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read:
         "The fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal."

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

                             AIM SELECT GROWTH FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                       Supplement dated February 4, 2000
                      to the Prospectus dated May 3, 1999
                          as revised October 12, 1999


At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group (the trust), on behalf of AIM Select Growth Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

-        A new advisory agreement between the trust and A I M Advisors, Inc.
         (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

-        Changing the fund's investment objective and making it non-fundamental.
         The investment objective of the fund would be changed so that the fund may invest without regard to market capitalization, and by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read:
         "The fund's investment objective is to achieve long-term growth of capital."

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

                                 AIM VALUE FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                       Supplement dated February 4, 2000
                      to the Prospectus dated May 3, 1999,
                          as revised October 13, 1999

At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group (the trust), on behalf of AIM Value Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

-        A new advisory agreement between the trust and A I M Advisors, Inc.
         (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

- Changing the fund's investment objectives and making them non-fundamental. The investment objectives of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objectives. If the investment objectives of the fund become non-fundamental, they can be changed in the future by the Board of Trustees of the trust without further approval by shareholders. Pursuant to this proposal, the fund's investment objectives would read: "The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective."

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

                                AIM BALANCED FUND
                            AIM GLOBAL UTILITIES FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                             AIM SELECT GROWTH FUND
                                 AIM VALUE FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                      Supplement dated February 4, 2000 to
           the Statement of Additional Information dated May 3, 1999, as revised October 1, 1999 and supplemented January 24, 2000


At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group (the "Trust"), on behalf of its series portfolios (the "Funds"), voted to request shareholder approval to amend the Funds' fundamental investment restrictions. The Board of Trustees has called a meeting of the Funds' shareholders to be held on or about May 3, 2000. Only shareholders of record as of February 18, 2000 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

If shareholders approve the proposal to amend the Funds' fundamental investment restrictions, each of AIM Balanced Fund, AIM Global Utilities Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Select Growth Fund and AIM Value Fund will operate under the following fundamental investment restrictions:

Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares, except that AIM Global Utilities Fund is not subject to restrictions (a) or (d):

          (a) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the 1940 Act laws and interpretations) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act laws and interpretations, the 1940 Act laws, interpretations and exemptions). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act laws, interpretations and exemptions.

          (b) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act laws, interpretations and exemptions.

          (c) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

          (d) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act laws, interpretations and exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.



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

          (e) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (f) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (g) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act laws, interpretations and exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (h) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

          AIM Global Utilities Fund will concentrate (as such term may be defined or interpreted by the 1940 Act laws, interpretations and exemptions) its investments in the securities of domestic and foreign public utility companies.

The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Funds have this flexibility, the Board of Trustees has adopted internal guidelines for each Fund relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these guidelines, which are set forth below, require the approval of the Board of Trustees.

     1. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Money Market Fund with respect to 100% of its total assets), purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM as an investment advisor, subject to the terms and conditions of any exemptive orders issued by the SEC.

     2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an AIM fund). The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

     3. In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry (this guideline does not apply to AIM Global Utilities Fund).



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

     4. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM fund, on such terms and conditions as the SEC may require in an exemptive order.

     5. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as the Fund.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction.

Effective immediately, the following new section is added after the paragraph appearing under the heading "Investment Strategies and Risks - Borrowing" on page 24 of the Statement of Additional Information:

     "EQUITY-LINKED DERIVATIVES

          AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND AND AIM VALUE FUND may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optomised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. See "Investment in Other Investment Companies."

Effective immediately, the following paragraph replaces in its entirety the paragraph appearing under the heading "Investment Strategies and Risks - Investment in Other Investment Companies" on page 25 of the Statement of Additional Information:

          "Each of the Funds may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of such Fund. With respect to a Fund's purchase of shares of the Affiliated Money Market Funds, the Fund will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds."



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